Document and Entity Information	Jan. 09, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Jan. 09, 2019
Registrant Name	JACKSON VARIABLE SERIES TRUST
Central Index Key	0001532747
Amendment Flag	false
Investment Company Type	N-1A
Document Creation Date	Jan. 09, 2019
Document Effective Date	Jan. 09, 2019
Prospectus Date	Apr. 30, 2018